Financial results net (Tables)	12 Months Ended
Jun. 30, 2025
Financial results, net
Schedule of financial results
	06.30.2025	06.30.2024	06.30.2023
Finance income:
- Interest income	6,439	47,250	4,272
Total finance income	6,439	47,250	4,272
Finance costs:
- Interest expenses	(39,410)	(56,264)	(62,836)
- Other finance costs	(5,941)	(12,116)	(9,040)
Total finance costs	(45,351)	(68,380)	(71,876)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	59,581	133,160	38,366
- Exchange rate differences, net	13,904	20,894	35,028
- Gain / (loss) from repurchase of non-convertible notes	383	(252)	1,030
- Gain / (loss) from derivative financial instruments, net	104	(1,934)	239
- Other financial results	(5,643)	(4,450)	(775)
Total other financial results	68,329	147,418	73,888
- Inflation adjustment	11,342	(434)	74,193
Total financial results, net	40,759	125,854	80,477